Accounts Receivable And Unbilled Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of trade and other receivables and unbilled revenue [abstract]
Summary of Accounts Receivables

Accounts receivable consisted of the following:

	December 31, 2024	December 31, 2023	January 1, 2023

Trade receivables	$400	$400	$339

Less: allowance for doubtful accounts	(11)	(9)	(6)

Trade receivables, net	389	391	333

Other receivables	9	7	4

Accounts receivable	$398	$398	$337

Summary of Aging of Trade Receivables	Aging of trade receivables:

	December 31, 2024	December 31, 2023	January 1, 2023

Current to 90 days	$308	$333	$300

Over 90 days	92	67	39

Trade receivables	$400	$400	$339

Summary of Movement in Allowance For Doubtful Accounts

Movement in allowance for doubtful accounts:

December 31,	2024	2023

Opening balance	$9	$6

Impairment provision additions on receivables	2	1

Amounts settled and derecognized during the period	-	2

Closing balance	$11	$9

Summary of Movement in unbilled revenue

Movement in unbilled revenue:

December 31,	2024	2023

Opening balance	$309	$303

Unbilled revenue recognized	766	1,011

Amounts billed	(753)	(1,004)

Transfer of EH Cryo project asset (Note 13)	(161)	-

Currency translation effects	(2)	(1)

Closing balance	$159	$309

Current unbilled revenue	$157	$174

Non-current unbilled revenue	2	135

Total unbilled revenue	$159	$309